CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details)		1 Months Ended																	12 Months Ended
	Nov. 18, 2014 USD ($) shares	Nov. 17, 2014	Apr. 16, 2014 CNY (¥) ¥ / shares shares	Apr. 16, 2014 USD ($)	Dec. 02, 2013 CNY (¥) ¥ / shares shares	Dec. 02, 2013 USD ($)	Oct. 09, 2013 $ / shares shares	Oct. 07, 2013	Mar. 28, 2012 CNY (¥) ¥ / shares shares	Mar. 28, 2012 USD ($) shares	Sep. 02, 2010 CNY (¥) ¥ / shares shares	Sep. 02, 2010 USD ($) shares	Jan. 27, 2010 CNY (¥) ¥ / shares	Jan. 27, 2010 USD ($)	Jul. 28, 2009 CNY (¥) ¥ / shares shares	Jul. 28, 2009 USD ($)	Mar. 23, 2008 CNY (¥)	Mar. 23, 2008 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 USD ($) shares	Apr. 16, 2014 $ / shares shares	Dec. 31, 2013	Dec. 02, 2013 $ / shares shares	May 31, 2013	Mar. 28, 2012 $ / shares shares	Sep. 02, 2010 $ / shares shares	Apr. 30, 2010 CNY (¥)	Apr. 30, 2010 USD ($)	Jan. 27, 2010 $ / shares	Jul. 28, 2009 $ / shares shares	Sep. 30, 2008 USD ($)	May 23, 2008 ¥ / shares shares	May 23, 2008 $ / shares shares	Apr. 30, 2008 USD ($)
Temporary Equity [Line Items]
Aggregate cash considerations																							¥ 154,338,750
Issuance costs																					¥ 20,656,597
Conversion
Initial conversion of common shares per Preferred Share																							1	1
Minimum amount of gross proceeds of public offering required to convert Preferred Shares into common shares immediately prior to the consummation of a public offering of the Company's shares | $	$ 60,000,000
Amount of minimum market capitalization for a Qualified IPO required for redemption | $	$ 600,000,000
Liquidation
Period following the Series D issuance, the holders of Preferred Shares are prohibited from transferring any equity securities of the Company in a private sale to any other global competitors		18 months
Transfer Restrictions
Minimum acquired percentage of total outstanding share capital of the Company, not prohibited to transfer to any other global competitor at any time after 18 months following the Series D issuance		51.00%
Accretion on convertible redeemable preferred shares to redemption value																							¥ 250,774,772	$ 39,468,120
March and April 2008 Convertible Promissory Notes
Temporary Equity [Line Items]
Face value | $																																						$ 2,500,000
September 2008 Convertible Promissory Notes
Temporary Equity [Line Items]
Conversion of promissory notes (in dollar) | $																$ 5,000,000
April 2010 Convertible Promissory Notes
Temporary Equity [Line Items]
Face value | $																																$ 5,000,000
Carrying value of convertible promissory note and accrued interest																															¥ 35,188,971	$ 5,165,278
Series A Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares issued																																				5,000,000	5,000,000
Issuance price per share | (per share)																																				¥ 6.83	$ 1.00
Aggregate cash considerations																	¥ 17,086,003	$ 2,500,000
Issuance costs																	¥ 1,078,762	$ 157,843
Redemption
Minimum percentage of outstanding Preferred Shares requested after June 30, 2016 by the holders trigger full redemption		51.00%
Redemption price, percentage of issuance price		200.00%
Liquidation
Liquidated redemption price, percentage of issuance price		100.00%
Liquidated redemption price, compounded annual rate of return (as percent)		6.00%
Transfer Restrictions
Accretion on convertible redeemable preferred shares to redemption value | ¥																							69,598
Modification of Preferred Shares
Minimum optional redemption percentage requested by the holders triggers full redemption																												50.00%
Series A Preferred Shares | 2013 Notes and CB
Temporary Equity [Line Items]
Conversion price per share | $ / shares							$ 3.89
Series B Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares issued															8,030,303																			8,030,303
Issuance price per share | (per share)													¥ 15.02		¥ 13.67																		$ 2.20	$ 2.00
Aggregate cash considerations													¥ 25,253,055	$ 3,700,000	¥ 68,251,500	10,000,000
Issuance costs															¥ 1,459,640	$ 213,862
Redemption
Minimum percentage of outstanding Preferred Shares requested after June 30, 2016 by the holders trigger full redemption		45.00%
Redemption price, percentage of issuance price		200.00%
Liquidation
Liquidated redemption price, percentage of issuance price		100.00%
Liquidated redemption price, compounded annual rate of return (as percent)		6.00%
Transfer Restrictions
Accretion on convertible redeemable preferred shares to redemption value | ¥																							3,451,997
Modification of Preferred Shares
Minimum optional redemption percentage requested by the holders triggers full redemption																										50.00%
Series C Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares issued											15,679,743																			15,679,743
Issuance price per share | (per share)											¥ 21.18																			$ 3.11
Aggregate cash considerations											¥ 297,020,653	$ 43,598,722
Issuance costs											¥ 2,043,780	$ 300,000
Redemption
Minimum percentage of outstanding Preferred Shares requested after June 30, 2016 by the holders trigger full redemption		50.00%
Minimum percentage of outstanding Preferred Shares requested by the holders trigger full redemption upon the occurrence of redemption events		50.00%
Redemption price, percentage of issuance price		100.00%
Liquidation
Liquidated redemption price, percentage of issuance price		100.00%
Liquidated redemption price, compounded annual rate of return (as percent)		6.00%
Liquidated redemption price under holder demand, percentage of issuance price		100.00%
Liquidated redemption price under holder demand, compounded annual rate of return (as percent)		15.00%
Transfer Restrictions
Accretion on convertible redeemable preferred shares to redemption value | ¥																							75,476,317
Modification of Preferred Shares
Minimum optional redemption percentage requested by the holders triggers full redemption																										50.00%
Series C Preferred Shares | Warrants C
Temporary Equity [Line Items]
Warrants issued											5,452,752	5,452,752
Series D Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares issued									10,000,000																				10,000,000
Issuance price per share | (per share)									¥ 29.88																				$ 4.75
Aggregate cash considerations									¥ 298,832,000	$ 47,500,000
Issuance costs									¥ 19,216,005	$ 3,054,426
Redemption
Minimum percentage of outstanding Preferred Shares requested after June 30, 2016 by the holders trigger full redemption		50.00%
Minimum percentage of outstanding Preferred Shares requested by the holders trigger full redemption upon the occurrence of redemption events		50.00%
Redemption price, percentage of issuance price		100.00%
Liquidation
Liquidated redemption price, percentage of issuance price		100.00%
Liquidated redemption price, compounded annual rate of return (as percent)		6.00%
Liquidated redemption price under holder demand, percentage of issuance price		100.00%
Transfer Restrictions
Accretion on convertible redeemable preferred shares to redemption value | ¥																							51,479,102
Modification of Preferred Shares
Minimum optional redemption percentage requested by the holders triggers full redemption																										50.00%
Series D Preferred Shares | Warrants D
Temporary Equity [Line Items]
Warrants issued									3,000,000	3,000,000
Class A Preferred Shares
Redemption
Minimum percentage of outstanding Preferred Shares requested after June 30, 2016 by the holders trigger full redemption		51.00%
Redemption price, percentage of issuance price		100.00%
Redemption price, compounded annual rate of return (as percent)		15.00%
Accrue interest rate for unpaid redemption price (as percent)		20.00%
Liquidation
Liquidated redemption price, percentage of issuance price		100.00%
Liquidated redemption price, compounded annual rate of return (as percent)		6.00%
Transfer Restrictions
Accretion on convertible redeemable preferred shares to redemption value | ¥																							¥ 22,601,694
Class A Preferred Shares | 2013 Notes and CB
Temporary Equity [Line Items]
Number of convertible bonds converted to shares							10,427,373
Convertible redeemable preferred shares issued							10,427,373
Series E Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares issued			4,545,455		18,554,545																		4,545,455	4,545,455	4,545,455		18,554,545
Issuance price per share | (per share)			¥ 33.95		¥ 33.66																				$ 5.50		$ 5.50
Aggregate cash considerations			¥ 154,338,750	$ 25,000,000	¥ 624,546,000	$ 102,050,000
Issuance costs			¥ 342,570	$ 55,490	¥ 1,435,201	$ 234,510
Redemption
Minimum percentage of outstanding Preferred Shares requested after June 30, 2016 by the holders trigger full redemption		45.00%
Minimum percentage of outstanding Preferred Shares requested by the holders trigger full redemption upon the occurrence of redemption events		45.00%
Redemption price, percentage of issuance price		100.00%
Liquidation
Liquidated redemption price, percentage of issuance price		100.00%
Liquidated redemption price, compounded annual rate of return (as percent)		6.00%
Liquidated redemption price under holder demand, percentage of issuance price		100.00%
Liquidated redemption price under holder demand, compounded annual rate of return (as percent)		15.00%
Transfer Restrictions
Accretion on convertible redeemable preferred shares to redemption value | ¥																							¥ 97,696,064
Class B Common Shares
Conversion
Initial conversion of common shares per Preferred Share	1
Total outstanding preferred shares (in shares) converted upon initial public offering	77,999,069
Convertible Promissory Note | September 2008 Convertible Promissory Notes
Temporary Equity [Line Items]
Face value | $																																			$ 5,000,000
Convertible Promissory Note | 2013 Notes
Temporary Equity [Line Items]
Extended maturity term of debt								1 month
Deemed dividend																			¥ 23,038,805	$ 3,746,653